Gains on Derivative Instruments and Other Financial Items, Net -Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of debt guarantees (1)	$ 827	$ 1,034
Foreign exchange gain/(loss) on operations	460	(1,427)
Financing arrangement fees and other related costs	(3,768)	(799)
Others	(213)	(183)
Other financial items, net	(2,694)	$ (1,375)
Golar Kelvin and Golar Ice | Debt guarantee fees
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of debt guarantees (1)	159,600
CSSC VIE debt- Hilli Facility | Secured debt
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs	$ (3,700)